Borrowings - Schedule of Annual Maturities (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Apr. 30, 2023 JPY (¥)	Apr. 30, 2023 USD ($)	Apr. 30, 2023 USD ($)	Apr. 30, 2022 JPY (¥)
Debt Instrument [Line Items]
Long-term debt	¥ 1,034,445		$ 7,607	¥ 790,000
February 29, 2024 [Member]
Debt Instrument [Line Items]
Long-term debt	1,000,000		7,353
2024 [Member]
Debt Instrument [Line Items]
Long-term debt	13,332		$ 98
Debt instrument, monthly principal payment	¥ 1,111	$ 8
Description of the frequency of periodic payments	twelve monthly payments	twelve monthly payments